COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 06, 2020 CNY (¥)	Jun. 30, 2019 lawsuit
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments	$ 70.1	¥ 464
Number of lawsuits | lawsuit						1
Repayment of loan being highly uncertain, loan amount | ¥					¥ 580
Third Party [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments	59.4	420
Jinshang Leasing [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments	$ 6.2	¥ 44
Guarantor Obligations, Current Carrying Value			$ 71.5	¥ 462